Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-SN2

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	10/22/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2014-SN2

5. Collateral Summary	Monthly Period, Begin:	3/1/2016

	Monthly Period, End:	3/31/2016

6. Losses and Delinquencies	Determination Date:	4/15/2016

7. Credit Instruments	Distribution Date:	4/20/2016

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

1. Distribution Summary

Class	CUSIP	Initial	Beginning	Note Interest	Principal	Interest	Total	Principal	Interest	Ending
		Principal Balance	Principal Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Principal Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006UAA1	240,000,000.00	0.00	0.0025000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2a	02006UAB9	109,000,000.00	29,904,279.52	0.0071000	11,620,273.29	17,693.37	11,637,966.66	0.00	0.00	18,284,006.23
Class A-2b	02006UAC7	391,000,000.00	107,271,314.59	0.0073210	41,683,732.62	65,444.44	41,749,177.06	0.00	0.00	65,587,581.97
Class A-3	02006UAD5	275,000,000.00	275,000,000.00	0.0103000	0.00	236,041.67	236,041.67	0.00	0.00	275,000,000.00
Class A-4	02006UAE3	91,900,000.00	91,900,000.00	0.0121000	0.00	92,665.83	92,665.83	0.00	0.00	91,900,000.00
Class B	BCC285OD8	74,460,000.00	74,460,000.00	0.0149000	0.00	92,454.50	92,454.50	0.00	0.00	74,460,000.00
Class C	BCC285OE6	44,000,000.00	44,000,000.00	0.0183000	0.00	67,100.00	67,100.00	0.00	0.00	44,000,000.00
AART Notes		1,225,360,000.00	622,535,594.11		53,304,005.91	571,399.81	53,875,405.72	0.00	0.00	569,231,588.20

Secured Note		1,253,396,075.11	691,183,299.64	0.0183000	53,304,005.91	1,054,054.53	54,358,060.44	0.00	0.00	637,879,293.73

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2a	274.3511883	106.6080118	0.1623245	106.7703363	0.00000000	167.7431764
Class A-2b	274.3511882	106.6080118	0.1673771	106.7753889	0.00000000	167.7431764
Class A-3	1,000.0000000	0.0000000	0.8583333	0.8583333	0.00000000	1,000.0000000
Class A-4	1,000.0000000	0.0000000	1.0083333	1.0083333	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.2416667	1.2416667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.5250000	1.5250000	0.00000000	1,000.0000000
Secured Note	551.4484315	42.5276630	0.8409589	43.3686219	0.00000000	508.9207685

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

	Beginning Factor	Ending Factor
Series 2014-SN2 Portfolio	550.7605213	512.3756481
Aggregate ABS Value	584.7758130	545.4079554
Secured Note	551.4484315	508.9207685

	Beginning Factor	Ending Factor
Note Pool Factor	508.0430193	464.5423289

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	3/21/2016	4/19/2016	Actual/360	0.0025000	0.00	0.00	0.00	0.00	0.00
Class A-2a	3/21/2016	4/19/2016	30/360	0.0071000	17,693.37	17,693.37	0.00	0.00	0.00
Class A-2b	3/21/2016	4/19/2016	Actual/360	0.0073210	65,444.44	65,444.44	0.00	0.00	0.00
Class A-3	3/21/2016	4/19/2016	30/360	0.0103000	236,041.67	236,041.67	0.00	0.00	0.00
Class A-4	3/21/2016	4/19/2016	30/360	0.0121000	92,665.83	92,665.83	0.00	0.00	0.00
Class B	3/21/2016	4/19/2016	30/360	0.0149000	92,454.50	92,454.50	0.00	0.00	0.00
Class C	3/21/2016	4/19/2016	30/360	0.0183000	67,100.00	67,100.00	0.00	0.00	0.00
Secured Note	3/21/2016	4/19/2016	30/360	0.0183000	1,054,054.53	1,054,054.53	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2
 4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	13,780,021.14
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	542,356.06
Sale Proceeds	48,005,150.53
Monthly Payment Advances	461,227.98
Residual Advances	9,093.50
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	517,288.70
ACOLT Collections	63,315,137.91

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	787,254.50
Reimbursement of Residual Advances	49,425.13
Total ACOLT Available Distribution Amount	62,478,458.28

Distributions
Total ACOLT Available Distribution Amount	62,478,458.28
Basic Servicing Fee	659,821.13
Secured Note Interest Distributable Amount	1,054,054.53
Secured Note Principal Distributable Amount	53,304,005.91
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	7,460,576.71

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	1,054,054.53
Secured Note Principal Distributable Amount	53,304,005.91
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	54,358,060.44

Distributions
Total AART Available Amount	54,358,060.44
Administration Fee	5,759.86
Aggregate Class A Interest Distributable Amount	411,845.31
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	92,454.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	67,100.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	53,304,005.91
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	476,894.86

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2014-SN2 Portfolio	1,512,606,364.00	833,083,869.51	775,022,666.09
Aggregate ABS Value	1,353,998,136.66	791,785,361.19	738,481,355.28
Secured Note	1,253,396,075.11	691,183,299.64	637,879,293.73
AART Notes	1,225,360,000.00	622,535,594.11	569,231,588.20
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	56,463	38,887	573	1,745	16	28	(2)	36,527

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.8731464	2.9525000	2.9590000	36.62	37.44	37.54	25.42	11.62	11.04

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.40%	0.72%	0.29%	0.46%	0.40%	0.46%	0.61%	0.68%	0.65%	0.82%	0.83%	0.71%	0.91%	0.74%	1.01%	1.18%	1.44%	1.17%	1.24%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

6. Losses and Delinquencies

	Early Term Defaults					Returned Vehicles Sold
	Average ABS Value	Number of Early Term Defaults	Net Loss (Gain)	Average Net Loss (Gain)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio
Current	765,133,358.24	16	(5,686.04)	(355.38)	(0.009)	42,706,880.38	(5,383,841.82)	(12.61)
Preceding	813,250,004.41	9	(38,718.36)	(4,302.04)	(0.057)	32,311,355.03	(3,693,149.24)	(11.43)
Next Preceding	853,843,118.97	10	25,815.84	2,581.58	0.036	27,042,667.00	(3,272,077.53)	(12.10)
Third Preceding	891,536,412.88	15	61,360.91	4,090.73	0.083	Three Month Average		(12.05)
Four Month Average					0.013

Aggregate ABS Value					376,605.86			42,706,880.38
Residual Advance Reimb.					N/A			49,425.13
Aggregate Sales Proceeds					373,399.75			47,631,750.78
Excess Wear/Mileage Charges					0.00			156,226.58
Other Amounts Received					8,892.15			352,169.97
Current Net Losses (Gains)					(5,686.04)			(5,383,841.82)

Beginning Cum Net Losses (Gains)					189,602.29			(44,285,242.75)
Current Net Losses (Gains)					(5,686.04)			(5,383,841.82)
Ending Cum Net Losses (Gains)					183,916.25			(49,669,084.57)

				Delinquencies
Delinquency Stratification	Amount	Number of Leases	Percent Delinquent		Average ABS Value	Over 60 Days	Percent Delinquent
31 - 60 days	2,929,805.08	150	0.3967	Current	765,133,358.24	563,802.28	0.074
61 - 90 days	437,713.68	22	0.0593	Preceding	813,250,004.41	665,070.15	0.082
91 - 120 days	126,088.60	5	0.0171	Next Preceding	853,843,118.97	1,119,616.17	0.131
> 120 days	0.00	0	0.0000	Three Month Average			0.096

There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2014-SN2.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN2

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	6,769,990.68	6,769,990.68	0.00	0.00	6,769,990.68	6,769,990.68
Monthly Payment Advances	2,155,244.38	1,610,945.82	461,227.98	787,254.50	1,284,919.30	N/A
Residual Advances	0.00	71,954.43	9,093.50	49,425.13	31,622.80	N/A
Payments Ahead	2,210,982.18	2,307,676.22	427,460.97	532,035.13	2,203,102.06	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	128,638,136.66
Current Aggregate Overcollateralization Amount	169,249,767.08
Overcollateralization Target Amount	169,249,767.08
Initial ACOLT Overcollateralization Amount	100,602,061.55
Current ACOLT Overcollateralization Amount	100,602,061.55
Initial AART Overcollateralization Amount	28,036,075.11
Current AART Overcollateralization Amount	68,647,705.53
This Servicer Certificate relates only to AART 2014-SN2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-SN2 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.